Related party transactions - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 29, 2022	Apr. 02, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Share repurchases and cancellations (in shares)	77,401,766	77,400,000
Repurchase and cancellation of shares			$ 104,499	$ 0
Payments of transaction costs	$ 7,000
Kyrgyzaltyn
Statement Line Items [Line Items]
Share repurchases and cancellations (in shares)	77,401,766
Repurchase and cancellation of shares			$ 93,300
Payments of transaction costs	$ 7,000